Document and Entity Information	Apr. 29, 2021
Cover [Abstract]
Entity Registrant Name	BGC Partners, Inc.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2021
Entity Central Index Key	0001094831
Entity Emerging Growth Company	false
Entity File Number	0-28191
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4063515
Entity Address, Address Line One	499 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	610-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	BGCP
Security Exchange Name	NASDAQ